Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payable to franchisees	¥ 266,165,234	$ 38,061,122	¥ 224,856,300
VAT and tax surcharges	149,442,256	21,369,958	145,223,158
Construction payable	31,559,239	4,512,911	24,117,141
Deposits payable	28,425,587	4,064,805	29,756,957
Payable for business combination and asset acquisitions	10,972,875	1,569,100	10,972,875
Others	53,271,777	7,617,764	46,983,860
Total	¥ 539,836,968	$ 77,195,660	¥ 481,910,291